Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
The following is a summary of other intangible assets included in the Consolidated Statements of Condition:

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Core deposit intangibles (a)	$160,650	$(8,176)	$152,474	$16,850	$(4,721)	$12,129
Customer relationships (a)	77,865	(50,777)	27,088	54,865	(46,302)	8,563
Other (a) (b)	5,622	(795)	4,827	555	(230)	325
Total	$244,137	$(59,748)	$184,389	$72,270	$(51,253)	$21,017

(a)	2017 increase primarily associated with the CBF and/or Coastal acquisitions.

(b)	Balance primarily includes noncompete covenants, as well as $.3 million related to state banking licenses not subject to amortization.
Amortization expense was $8.7 million, $5.2 million, and $5.3 million for the years ended December 31, 2017, 2016, and 2015 respectively. As of December 31, 2017 the estimated aggregated amortization expense is expected to be:

(Dollars in thousands)
Year	Amortization
2018	$26,174
2019	25,108
2020	21,422
2021	19,787
2022	17,631

Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning January 1, 2012, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized. Gross goodwill of $200.0 million with accumulated impairments and accumulated divestiture-related write-offs of $114.1 million and $85.9 million, respectively, were previously allocated to the non-strategic segment, resulting in $0 net goodwill allocated to the non-strategic segment as of December 31, 2017 and 2016. The regional banking and fixed income segments do not have any accumulated impairments or divestiture related write-offs. The following is a summary of goodwill by reportable segment included in the Consolidated Statements of Condition as of December 31, 2017 ,2016 and 2015.

(Dollars in thousands)	Regional Banking	Fixed Income	Total
December 31, 2014	$47,928	$98,004	$145,932
Additions	45,375	—	45,375
December 31, 2015	$93,303	$98,004	$191,307
Additions	64	—	64
December 31, 2016	$93,367	$98,004	$191,371
Additions (a)	1,150,518	44,964	1,195,482
December 31, 2017	$1,243,885	$142,968	$1,386,853

(a) See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to acquisitions.